Supplemental information on oil and gas producing activities (unaudited) - Discounted net cash flows (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental information on oil and gas producing activities (unaudited)
Net change in sales and transfer prices and in production cost (lifting) related to future production	$ (123,240,049)	$ 158,798,134	$ 110,224,660
Changes in estimated future development costs	(10,624,343)	(52,166,780)	(22,011,659)
Sales and transfer of oil and gas produced net of production costs	(60,970,234)	(68,867,970)	(50,694,613)
Net change due to extensions, discoveries, and improved recovery	6,173,144	9,993,781	6,741,068
Net change due to purchase and sales of minerals in place	0	1,767,856	(13,419)
Net change due to revisions in quantity estimates	967,150	10,807,453	32,923,680
Previously estimated development costs incurred during the period	34,815,000	69,458,458	32,941,335
Accretion of discount	28,676,517	15,360,418	10,468,951
Timing and other	(13,215,214)	(11,990,359)	(16,636,925)
Net change in income taxes	77,093,694	(84,908,732)	(36,016,420)
Aggregate change in the standardized measure of discounted future net cash flows for the year	$ (60,324,335)	$ 48,252,259	$ 67,926,658